Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Summary of Segment Results

Income statement - Operating result	Americas	United Kingdom	Interna- tional	Asset Manage- ment	Holding and other activities	Elimi- nations	Segment total	Joint ventures and associates elimi- nations	Consoli- dated
Year ended December 31, 2024
Operating result	1,062	198	183	201	(209)	50	1,485	234	1,719
Fair value items	(161)	(67)	2	2	23	(7)	(208)	(1)	(209)
Realized gains / (losses) on investments	(51)	-	15	-	-	-	(36)	(17)	(53)
Impairment (losses) / reversals	(224)	-	(12)	-	-	-	(236)	7	(229)
Non-operating items	(435)	(67)	5	2	23	(7)	(480)	(11)	(491)
Other income / (charges)	(452)	(48)	2	(45)	326	(28)	(245)	(324)	(568)
Result before tax	175	83	189	158	140	14	760	(100)	660
Income tax (expense) / benefit	8	(16)	(59)	(48)	31	-	(85)	100	16
Net result	183	67	130	110	171	14	676	-	676
Inter-segment operating result	(596)	(86)	267	131	283
Revenues Insurance contracts revenue
- Insurance contracts: direct part. 1	1,101	257	2	-	-	-	1,361	(1)	1,360
- Insurance contracts: without direct part. 1	8,001	206	1,671	-	-	(45)	9,833	(1,433)	8,400
Investment contracts with discretionary participation features revenue
- Insurance contracts: direct part.	-	80	-	-	-	-	80	-	80
Insurance revenue	9,102	543	1,674	-	-	(45)	11,275	(1,434)	9,841
Interest revenue on financial instruments calculated using the effective interest method	3,117	76	70	1	76	(11)	3,330	(5)	3,325
Interest revenue on financial instruments measured at FVPL	346	463	1	13	-	-	823	-	823
Other investment income	16	2,050	111	15	475	(475)	2,192	(124)	2,069
Fee and commission income	1,761	283	25	643	-	(153)	2,558	(179)	2,378
Other revenues	-	-	34	1	-	-	35	(35)	-
Total revenues	14,342	3,414	1,915	673	552	(684)	20,213	(1,777)	18,436
Inter-segment revenues	46	-	-	154	483

1
In 2024, amounts are reclassified between revenue from insurance contracts with direct participation and revenue from insurance contracts without direct participation. The reclassifications were determined to be immaterial in the prior years and have no impact on total insurance revenue, nor on the net result.

The other charges of the Americas in 2024 are mainly due to unfavorable assumption updates and restructuring charges.
Impairment losses in Americas were majorly related to expected credit loss (ECL) balance increases for bonds and mortgages following more adverse economic scenario output and real estate occupancy rates.

Income statement - Operating result	Americas	The Nether- lands 1	United Kingdom	Interna- tional	Asset Manage- ment	Holding and other activities	Elimi- nations	Segment total	Joint ventures and associates elimi- nations	Consoli- dated
Year ended December 31, 2023
Operating result	1,107	-	214	196	145	(173)	10	1,498	19	1,517
Fair value items	138	-	(76)	(1)	(8)	24	(1)	76	9	85
Realized gains / (losses) on investments	(683)	-	-	24	-	-	-	(659)	(30)	(689)
Impairment (losses) / reversals	(62)	-	-	(23)	-	(7)	-	(92)	2	(90)
Non-operating items	(607)	-	(76)	(1)	(8)	17	(1)	(675)	(19)	(695)
Other income / (charges)	(961)	(65)	(85)	(110)	(31)	110	2	(1,140)	(90)	(1,230)
Result before tax	(460)	(65)	52	85	106	(46)	11	(317)	(91)	(408)
Income tax (expense) / benefit	214	-	(23)	(69)	(36)	31	-	118	91	209
Net result	(246)	(65)	29	16	70	(14)	11	(199)	-	(199)
Inter-segment operating result	(569)	(48)	(75)	256	150	286
Revenues Insurance contracts revenue
- Insurance contracts: direct part.	9,468	-	600	1,095	-	-	(51)	11,112	(1,490)	9,622
- Insurance contracts: without direct part.	-	-	-	700	-	-	-	700		700
Investment contracts with discretionary participation features revenue
- Insurance contracts: direct part.	-	-	64	-	-	-	-	64	-	64
Insurance revenue	9,468	-	663	1,795	-	-	(51)	11,876	(1,490)	10,386
Interest revenue on financial instruments calculated using the effective interest method	3,108	-	58	87	2	90	(6)	3,339	(3)	3,336
Interest revenue on financial instruments measured at FVPL	339	-	486	1	-	-	-	826	-	826
Other investment income	14	-	1,818	104	14	498	(498)	1,950	(116)	1,833
Fee and commission income	1,653	-	214	34	632	-	(158)	2,376	(215)	2,160
Other revenues	-	-	-	37	1	-	-	38	(38)	-
Total revenues	14,582	-	3,239	2,058	649	589	(713)	20,404	(1,862)	18,541
Inter-segment revenues	49	-	-	1	172	500

1
The net result represents the standalone result of ‘The Netherlands’. After elimination, the remaining result is EUR (17
). See note 45 Held for sale and discontinued operations in the annual report of 2023 for more details.

On July 4, 2023, Aegon announced the completion of the combination of its Dutch pension, life and non-life
insurance, banking, and mortgage origination activities with a.s.r., and the beginning of its asset management partnership with a.s.r. As part of the transaction, Aegon received EUR 2.2 billion in cash proceeds and almost a 30% stake in a.s.r. In light of the transaction, Aegon the Netherlands is no longer reported as a separate segment, and its first half 2023 result is included in Other charges in the income statement.
The other charges of the Americas in 2023 are mainly due to unfavorable assumption updates and restructuring charges.

Income statement - Operating result	Americas	The Nether- lands 1	United Kingdom	Interna- tional	Asset Manage- ment	Holding and other activities	Elimi- nations	Segment total	Joint ventures and associates elimi- nations	Consoli- dated
Year ended December 31, 2022
Operating result	1,433	-	211	202	193	(220)	(17)	1,802	(59)	1,743
Fair value items	(85)	-	(71)	38	(3)	(21)	(76)	(218)	8	(209)
Realized gains / (losses) on investments	(518)	-	-	30	-	7	-	(481)	(16)	(497)
Impairment (losses) / reversals	(78)	-	(11)	(14)	-	(18)	-	(122)	1	(121)
Non-operating items	(681)	-	(83)	54	(3)	(32)	(76)	(820)	(7)	(827)
Other income / (charges)	(117)	(1,373)	(64)	326	(19)	(118)	-	(1,365)	(19)	(1,384)
Result before tax	636	(1,373)	64	582	171	(371)	(93)	(384)	(85)	(469)
Income tax (expense) / benefit	(102)	-	2	(57)	(67)	68	-	(156)	85	(71)
Net result	533	(1,373)	67	526	104	(303)	(93)	(540)	-	(540)
Inter-segment operating result	(458)	(94)	(75)	236	188	203
Revenues Insurance contracts revenue
- Insurance contracts: direct part.	10,174	-	628	967	-	-	(32)	11,736	(1,210)	10,526
- Insurance contracts: without direct part.	-	-	-	651	-	-	-	651	-	651
Investment contracts with discretionary participation features revenue
- Insurance contracts: direct part.	-	-	74	-	-	-	-	74	-	74
Insurance revenue	10,174	-	701	1,618	-	-	(32)	12,461	(1,210)	11,251
Interest revenue on financial instruments calculated using the effective interest method	3,105	-	12	191	-	2	(5)	3,306	(3)	3,303
Interest revenue on financial instruments measured at FVPL	228	-	399	(3)	-	-	-	624	-	624
Other investment income	32	-	1,530	100	12	425	(425)	1,673	(110)	1,564
Fee and commission income	1,756	-	223	62	693	-	(187)	2,548	(254)	2,294
Other revenues	-	-	-	25	5	-	-	30	(30)	-
Total revenues	15,295	-	2,865	1,993	710	427	(648)	20,642	(1,607)	19,035
Inter-segment revenues	33	-	-	-	208	426

1
The net result represents the standalone result of ‘The Netherlands’. After elimination and considering the result included in the Holdings and other activities, the remaining result is EUR (1,746). See note 45 Held for sale and discontinued operations in the annual report of 2023 for more details.

Summary of Reconciliation from Operating Result Before Tax to Income Before Tax
The reconciliation from operating result to result before tax from continuing operations, being the most comparable IFRS measure, is presented in the table below. For those items that cannot be directly reconciled to the respective notes, the explanation is provided below the table.

	Note	2024	2023	2022

Result before tax from continuing operations		660	(391)	827

Elimination of share in earnings of joint ventures and associates		(234)	(19)	59

Insurance revenue	6	2	(15)	1

Insurance service expenses	7	428	427	442

Net (expenses) / income on reinsurance held	8	(56)	(23)	(40)

Net fair value change of financial investments at fair	9.4 / 10.4
value through profit or loss, other than derivatives		(240)	(224)	183

Net fair value change of derivatives	9.4 / 10.4	3	(7)	-

Realized gains and losses on financial investments	9.4 / 10.4	93	683	670

Net fair value change on investments in real estate	9.4 / 10.4	(1)	(2)	(1)

Impairment reversals / (losses)	9.5 / 10.5	229	90	121

Insurance finance income / (expenses)	9	440	375	(614)

Net reinsurance finance (expenses) / income on reinsurance held	9	(13)	(85)	68

Investment contract (expenses) / income	10	(6)	(5)	(2)

Net fair value change on borrowings and other financial liabilities		-	-	(5)

Fee and commission income	12	(21)	(11)	(14)

Commissions and expenses	13	342	597	378

Other income	14	(146)	(18)	(341)

Other charges	14	6	79	-

Results of businesses disposed during reporting periods		-	48	70

Operating result		1,485	1,498	1,802

Tax effect 1		(309)	(246)	(386)

Operating result after tax		1,176	1,252	1,416

1	Tax effect was calculated using the respective operating segment’s statutory rate and presented on consolidated basis.

•	Insurance service expenses are mainly driven by two items:

°	Assumption changes on onerous contracts amounting to a loss of EUR 472 million (2023: loss of EUR 497 million), which is included in Other income / (charges).

°	Change in value of VFA products that result in (a reversal of) onerous contracts, amounting to a gain of EUR 57 million (2023: gain of 129 million), which is included in Fair value items.

•	Net income / (expenses) on reinsurance held mainly consist of assumption changes that relate to (a reversal of) underlying onerous contracts, amounting to a gain of EUR 56 million (2023: gain of EUR 31 million), which is included in Other income / (charges).

•	Net fair value change of financial investments at fair value through profit or loss, other than derivatives reflects the over- or underperformance of investments and guarantees held at fair value for which the expected long-term return is included in the operating result.

•	Impairment loss / (reversals) mainly relate to an increase in expected credit loss balance for bonds and mortgages in Americas, amounting to a loss of EUR 229 million (2023: loss of EUR 90 million).

•	Insurance finance income / (expenses) mainly relate to changes in discount rates, amounting to a loss of EUR 392 million (2023: loss of EUR 354 million), which is included in Fair value items.

•	Net reinsurance finance income / (expenses) on reinsurance held relate to changes in discount rates, amounting to a gain of EUR 14 million (2023: gain of EUR 84 million), which is included in Fair value items.

•	Commissions and expenses, which are included in Other income / (charges), relate to items that can cannot be directly allocated to a specific line of business and restructuring charges.

Summary of Other Selected Income Statement Items
Other selected income statement items

	Americas	United Kingdom	International	Asset Management	Holding and other activities	Total

2024

Amortization of deferred expenses and future servicing rights	23	5	-	12	-	40

Depreciation	65	13	5	1	9	94

Impairment losses / (reversals) on financial assets, excluding receivables	223	-	5	-	-	228

Impairment losses / (reversals) on non-financial assets and receivables	9	-	-	-	-	9

2023

Amortization of deferred expenses and future servicing rights	24	2	1	6	-	33

Depreciation	64	12	5	2	14	97

Impairment losses / (reversals) on financial assets, excluding receivables	59	-	-	-	-	59

Impairment losses / (reversals) on non-financial assets and receivables	32	-	21	-	7	60

2022

Amortization of deferred expenses and future servicing rights	34	2	3	-	-	38

Depreciation	67	11	6	2	17	103

Impairment losses / (reversals) on financial assets, excluding receivables	78	-	13	-	-	92

Impairment losses / (reversals) on non-financial assets and receivables	17	11	-	-	18	46

Summary of Number of Employees
Number of employees

	Americas	United Kingdom	International	Asset Management	Holding and other activities	Total

Year 2024

Number of employees - headcount 1	6,996	2,861	3,319	1,366	1,040	15,582

Of which Aegon’s share of employees in joint ventures and associates 2	-	-	2,552	226	-	2,778

Year 2023

Number of employees - headcount 1	6,967	2,591	3,654	1,409	1,037	15,658

Of which Aegon’s share of employees in joint ventures and associates 2	-	49	2,936	219	-	3,204

Year 2022

Number of employees - headcount 1	6,153	2,621	4,281	1,464	958	15,478

Of which Aegon’s share of employees in joint ventures and associates	-	62	3,239	206	-	3,507

1	Includes direct employees and tied agents.
2	Excludes a.s.r., as the results of this associate is not included in Operating result.

Summary of Assets and Liabilities Per Segment
Summarized assets and liabilities per segment

	Americas	United Kingdom	International	Asset management	Holding and other activities	Eliminations	Total

2024

Assets

Cash and Cash equivalents	1,049	231	110	162	1,917	-	3,469

Investments	173,726	118,218	1,599	162	11	-	293,716

Investments in joint ventures	-	-	1,020	483	-	-	1,503

Investments in associates	-	-	-	289	2,833	-	3,122

Reinsurance contract assets	15,968	3	5,183	-	-	(5,133)	16,021

Insurance contract assets	122	-	3	-	-	-	125

Deferred expenses	473	17	-	-	-	-	490

Other assets	6,622	1,585	163	438	8,251	(8,114)	8,944

Total assets	197,960	120,054	8,078	1,534	13,011	(13,247)	327,390

Liabilities

Reinsurance contract liabilities	90	5	208	-	-	-	303

Insurance contract liabilities	142,996	44,339	6,243	-	-	(5,219)	188,359

Investment contracts with discretionary participating features	-	22,332	-	-	-	-	22,332

Investment contracts without discretionary participating features	40,728	50,942	-	-	-	-	91,669

Other liabilities	10,318	988	226	378	3,698	(192)	15,414

Total liabilities	194,131	118,605	6,676	378	3,698	(5,411)	318,077

	Americas	United Kingdom	International	Asset management	Holding and other activities	Eliminations	Total

2023

Assets

Cash and Cash equivalents	1,042	200	106	246	2,479	-	4,074

Assets held for sale	-	432	-	-	-	-	432

Investments	161,715	102,795	1,678	176	18	-	266,382

Investments in joint ventures	-	-	1,034	397	-	-	1,430

Investments in associates	-	-	5	279	2,622	-	2,906

Reinsurance contract assets	16,563	2	5,656	-	-	(5,613)	16,608

Insurance contract assets	181	-	3	-	-	-	185

Deferred expenses	428	19	-	-	-	-	447

Other assets	6,486	1,818	183	359	8,095	(7,823)	9,118

Total assets	186,415	105,265	8,664	1,457	13,215	(13,436)	301,581

Liabilities

Reinsurance contract liabilities	396	-	211	-	-	-	608

Insurance contract liabilities	136,116	40,329	6,628	-	-	(5,626)	177,446

Investment contracts with discretionary participating features	-	21,594	-	-	-	-	21,594

Investment contracts without discretionary participating features	35,181	40,085	-	-	-	-	75,266

Liabilities held for sale / disposal groups	-	389	-	-	-	-	389

Other liabilities	11,257	1,418	219	397	3,660	(228)	16,723

Total liabilities	182,950	103,815	7,058	397	3,660	(5,854)	292,026

Summary of Investments
Investments

	Americas	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Total

2024

Shares	256	15,196	54	9	-	-	15,515

Debt securities	52,572	6,952	1,279	88	-	-	60,890

Unconsolidated investment funds	101,401	91,172	202	-	-	-	192,775

Loans	10,679	2,051	2	-	11	-	12,743

Other financial assets	8,778	2,389	45	66	-	-	11,278

Investments in real estate	40	457	17	-	-	-	514

Total investments on balance sheet	173,726	118,218	1,599	162	11	-	293,716

Off-balance sheet investments third parties	228,398	149,282	4,507	221,192	-	-	603,380

Total revenue-generating investments	402,124	267,500	6,106	221,354	11	-	897,096

Investments

Financial assets measured at FVOCI

Backing insurance contracts without direct participation	45,424	-	1,332	-	-	-	46,757

Non-insurance related assets 1	7,906	-	7	46	-	-	7,959

Financial assets measured at FVPL

Backing direct participation insurance contracts	73,233	43,712	222	-	-	-	117,167

Backing insurance contracts without direct participation	7,457	1,140	19	-	-	-	8,616

Backing direct participation investment contracts 1	-	23,687	-	-	-	-	23,687

Non-insurance related assets 1	29,068	49,222	-	80	-	-	78,371

Financial assets measured at amortized cost	10,597	-	1	36	11	-	10,645

Investments in real estate	40	457	17	-	-	-	514

Total investments on balance sheet	173,726	118,218	1,599	162	11	-	293,716

Investments in joint ventures	-	-	1,020	483	-	-	1,503

Investments in associates	-	-	-	289	2,833	-	3,122

Other assets	24,234	1,836	5,459	600	10,167	(13,247)	29,049

Consolidated total assets	197,960	120,054	8,078	1,534	13,011	(13,247)	327,390

1
In 2024, amounts are reclassified between investments related to insurance contracts with direct participation, investment related to insurance contracts without direct participation and non-insurance related investments. The reclassifications were determined to be immaterial in the prior years and have no impact on the total investments, nor on the net result.

	Americas	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Total

2023

Shares	267	16,192	23	9	-	-	16,491

Debt securities	47,547	6,916	1,295	52	-	-	55,811

Unconsolidated investment funds	92,520	74,719	173	-	-	-	167,411

Loans	10,156	2,269	3	-	18	-	12,446

Other financial assets	11,187	2,266	166	115	-	-	13,735

Investments in real estate	38	433	17	-	-	-	488

Total investments on balance sheet	161,715	102,795	1,678	176	18	-	266,382

Off-balance sheet investments third parties	225,090	135,270	3,711	195,304	-	-	559,375

Total revenue-generating investments	386,806	238,064	5,389	195,480	18	-	825,757

Investments

Financial assets measured at FVOCI

Backing insurance contracts without direct participation	42,973	-	1,439	-	-	-	44,412

Backing investment contracts without direct participation	5,854	-	-	-	-	-	5,854

Non-insurance related assets	-	-	1	97	-	-	98

Financial assets measured at FVPL

Backing direct participation insurance contracts	67,532	40,008	173	-	-	-	107,714

Backing insurance contracts without direct participation	9,696	1,243	27	-	-	-	10,967

Backing direct participation investment contracts	24,988	22,771	-	-	-	-	47,759

Backing investment contracts without direct participation	386	-	19	-	-	-	405

Non-insurance related assets	92	38,339	-	27	-	-	38,458

Financial assets measured at amortized cost	10,156	-	1	52	18	-	10,227

Investments in real estate	38	433	17	-	-	-	488

Total investments on balance sheet	161,715	102,795	1,678	176	18	-	266,382

Investments in joint ventures	-	-	1,034	397	-	-	1,430

Investments in associates	-	-	5	279	2,622	-	2,906

Other assets	24,700	2,470	5,948	606	10,575	(13,436)	30,863

Consolidated total assets	186,415	105,265	8,664	1,457	13,215	(13,436)	301,581

Summary of Detailed Information About Insurance, Reinsurance and Investment Contracts
Insurance, reinsurance and investment contracts with discretionary participation feature

Summarized assets and liabilities per segment	Americas	United Kingdom	International	Eliminations	Total

2024

Insurance contracts

Direct participating contracts	74,446	43,744	219	-	118,409

Without direct participation contracts	68,428	595	5,980	(5,219)	69,784

Contracts measured under the PAA	-	-	41	-	41

Investment contracts with DPF

Direct participating contracts	-	22,332	-	-	22,332

Insurance contracts and investment contracts without participation features	142,874	66,671	6,239	(5,219)	210,565

Reinsurance contracts held	15,878	(2)	4,975	(5,133)	15,719

Summarized assets and liabilities per segment	Americas	United Kingdom	International	Eliminations	Total

2023

Insurance contracts

Direct participating contracts	70,436	39,687	193	-	110,315

Without direct participation contracts	65,499	642	6,393	(5,626)	66,907

Contracts measured under the PAA	-	-	39	-	39

Investment contracts with DPF

Direct participating contracts	-	21,594	-	-	21,594

Insurance contracts and investment contracts without participation features	135,934	61,922	6,625	(5,626)	198,855

Reinsurance contracts held	16,166	2	5,445	(5,613)	16,000